Secured Note Liability (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Feb. 25, 2022 USD ($)
Disclosure Of Borrowings Text Block Abstract
Institutional investors rate			100.00%
Institutional investors			$ 225.0
Investors right to purchase description	●When the secured note matures, the Investors will use all of the principal amount repaid on maturity to purchase a 60% gross silver royalty (the “Silver Royalty”) maturity occurs upon the first to occur of: a)Commercial production being achieved at KSM; and b)Either the 10-year anniversary, or if the Environmental Assessment Certificate (“EAC”) expires and the Investors do not exercise their right to put the secured note to the Company, the 13-year anniversary of the issue date of the secured note. ●Prior to its maturity, the secured note bears interest at 6.5% per annum, payable quarterly in arrears. The Company can elect to satisfy interest payments in cash or by delivering common shares. ●The Company has the option to buyback 50% of the Silver Royalty, once exchanged on or before 3 years after commercial production has been achieved, for an amount that provides the Investors a minimum guaranteed annualized return. ●If project financing to develop, construct and place KSM into commercial production is not in place by the fifth anniversary from closing, the Investors can put the secured note back to the Company for US$232.5 million, with the Company able to satisfy such amount in cash or by delivering common shares at its option. This right expires once such project financing is in place. If the Investors exercise this put right, the Investors’ right to purchase the Silver Royalty terminates. ●If KSM’s EAC expires at anytime while the secured note is outstanding, the Investors can put the secured note back to the Company for US$247.5 million at any time over the following nine months, with the Company able to satisfy such amount in cash or by delivering common shares at its option. If the Investors exercise this put right, the Investors’ right to purchase the Silver Royalty terminates. ●If commercial production is not achieved at KSM prior to the tenth anniversary from closing, the Silver Royalty payable to the Investors will increase to a 75% gross silver royalty (if the EAC expires during the term of the secured note and the corresponding put right is not exercised by the Investors, this uplift will occur at the thirteenth anniversary from closing). ●No amount payable shall be paid in common shares if, after the payment, any of the Investors would own more than 9.9% of the Company’s outstanding shares. ●The Company’s obligations under the secured note are secured by a charge over all of the assets of KSMCo and a limited recourse guarantee from the Company secured by a pledge of the shares of KSMCo.
Fair value of loan commitment (in Dollars)	$ 225.0
Fair value at initial recognition	$ 282.3	$ 225.0
Fair value of the secured note decreased		$ 36.7